Significant Accounting Policies (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Summary Of Significant Accounting Policy [Line Items]
Transfers amount of fair value measurement levels	$ 0	$ 0
Cash and Cash Equivalents, at Carrying Value	84,873,000	10,096,000
Cash	$ 0	$ 0
Private warrants
Summary Of Significant Accounting Policy [Line Items]
Number of warrants purchased	9,500,000
Public Warrants
Summary Of Significant Accounting Policy [Line Items]
Number of warrants purchased	15,000,000